Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 1,994,459	$ 306,542	¥ 1,216,223	¥ 990,649
Adjustments to reconcile net income to net cash from operating activities:
Depreciation of property and equipment	81,915	12,590	65,246	51,337
Amortization of intangible assets	6,923	1,064	4,558	5,247
Loss on disposal of property and equipment	2,909	447	227	570
Provision for doubtful accounts	1,110	170	2,303	2,179
(Earnings)/loss from equity method investments	10,571	1,625	6,638	(102)
Fair value change of short-term investments	(29,042)	(4,464)	(5,883)	0
Write-down of inventories and prepayment for vehicle purchase cost	1,483	228	50,190	0
Share-based compensation	177,786	27,325	195,393	107,945
Deferred income taxes	12,279	1,887	(103,800)	(6,475)
Changes in operating assets and liabilities:
Accounts receivable	(688,923)	(105,885)	(132,771)	(340,940)
Amounts due from related parties, current	(4,051)	(623)	(18,806)	(1,645)
Prepaid expenses and other current assets	191,348	29,411	(77,587)	(264,391)
Inventories	94,134	14,468	4,418	(111,667)
Restricted cash	9,319	1,432	51,772	(61,091)
Amounts due from related parties, non-current	(10,147)	(1,560)	(809)	0
Other non-current assets	16,386	2,518	(12,090)	(1,965)
Accrued expenses and other payables	425,306	65,369	308,861	316,714
Advance from customers	(5,428)	(834)	48,668	(15,316)
Notes payable	(31,063)	(4,774)	(143,880)	174,943
Deferred revenue	397,342	61,071	139,656	433,690
Income tax payable	(172,398)	(26,497)	31,802	150,210
Amounts due to related parties	(6,345)	(975)	(6,814)	23,411
Other liabilities	(2,855)	(439)	2,381	8,538
Net cash generated from operating activities	2,473,018	380,096	1,625,896	1,461,841
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(86,422)	(13,283)	(88,837)	(89,161)
Proceeds from disposal of property and equipment	811	125	539	595
Acquisition of intangible assets	(21,100)	(3,243)	0	0
Purchase of long-term investments	(30,000)	(4,611)	(17,000)	(124,000)
Proceeds from and cash advanced from disposal of long-term investments	57,500	8,838	0	0
Purchase of short-term investments	(19,613,774)	(3,014,582)	(4,212,594)	(3,715,074)
Maturity of short-term investments	14,779,158	2,271,515	3,802,986	3,519,983
Net cash used in investing activities	(4,913,827)	(755,241)	(514,906)	(407,657)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	61,070	9,386	25,420	30,200
Capital injection from noncontrolling interests shareholder	0	0	2,500	0
Net cash generated from financing activities	61,070	9,386	27,920	30,200
Effect of exchange rate changes on cash and cash equivalents	(2,584)	(397)	2,354	13,847
Net increase/(decrease) in cash and cash equivalents	(2,382,323)	(366,156)	1,141,264	1,098,231
Cash and cash equivalents at beginning of year	3,293,911	506,265	2,152,647	1,054,416
Cash and cash equivalents at end of year	911,588	140,109	3,293,911	2,152,647
Supplemental disclosures of cash flow information:
Income taxes paid	430,136	66,111	102,443	133,265
Purchase of fixed assets included in accrued expenses and other payables	6,303	969	12,200	2,612
Dividends declared but not paid	¥ 595,779	$ 91,570	¥ 0	¥ 0